Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.01	$ 0.01
Ordinary shares, shares authorized	[1]	750,000,000	750,000,000
Ordinary shares, shares issued	[1]	12,000,000	12,000,000
Ordinary shares, shares outstanding	[1]	12,000,000	12,000,000

[1]	Retrospectively restated for effect of the nominal issuance of shares effected on February 27, 2023 and June 20, 2023 (Note 13).